Equity - Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 24,133		$ 167
Other noncontrolling interests	140		167
General Electric Company
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 23,993		$ 0
GE Transaction Agreement | General Electric Company
Noncontrolling Interest [Line Items]
Approximate interest to be acquired	62.50%	62.50%